Form N-CSR Cover	12 Months Ended
Dec. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	Amended filing for 3/07/2025 OBERWEIS NCSR.
Registrant Name	Oberweis Funds
Entity Central Index Key	0000803020
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024